Eaton Vance
Senior Income Trust
September 30, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.7%
Security	Principal Amount (000's omitted)	Value
ARES LXXII CLO Ltd., Series 2024-72A, Class E, 10.318%, (3 mo. SOFR + 6.00%), 7/15/36(1)(2)	$500	$ 506,399
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, (3 mo. SOFR + 6.15%), 10/25/38(1)(3)	1,000	1,003,750
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 11.329%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	500	503,028
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.717%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,000	1,002,523
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class DR, 11.287%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	500	501,728
Octagon 70 Alto Ltd., Series 2023-1A, Class E, 10.986%, (3 mo. SOFR + 6.66%), 10/20/36(1)(2)	500	498,208
Palmer Square CLO Ltd., Series 2019-1A, Class ER2, 9.011%, (3 mo. SOFR + 4.90%), 8/14/38(1)(2)	500	501,712
RR 27 Ltd., Series 2023-27A, Class DR, (3 mo. SOFR + 4.85%), 10/15/40(1)(3)	1,000	1,003,750
RR 29 Ltd., Series 2024-29RA, Class DR, 10.168%, (3 mo. SOFR + 5.85%), 7/15/39(1)(2)	250	253,354
TRESTLES CLO Ltd., Series 2017-1A, Class ERR, 10.269%, (3 mo. SOFR + 5.95%), 7/25/37(1)(2)	500	505,193
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 11.357%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	500	502,977
Voya CLO Ltd., Series 2013-1A, Class DR, 11.059%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	1,000	938,583
Wellfleet CLO Ltd., Series 2020-1A, Class D, 11.819%, (3 mo. SOFR + 7.502%), 4/15/33(1)(2)	550	548,718
Total Asset-Backed Securities (identified cost $8,245,907)		$ 8,269,923

Common Stocks — 1.6%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(4)(5)(6)	29	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(5)(6)	4,716	$ 61,308
		$ 61,308
Security	Shares	Value
Electronics/Electrical — 0.0%†
Skillsoft Corp.(5)(6)	1,256	$ 16,353
		$ 16,353
Health Care — 0.4%
Cano Health, Inc.(5)(6)	42,627	$ 143,866
Envision Parent, Inc.(5)(6)	19,128	310,830
		$ 454,696
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(5)(6)	35,996	$ 341,962
Serta SSB Equipment Co.(4)(5)(6)	35,996	0
		$ 341,962
Investment Companies — 0.0%
Aegletes BV(4)(5)(6)	6,311	$ 0
		$ 0
Pharmaceuticals — 0.8%
Mallinckrodt International Finance SA(5)(6)	8,609	$ 899,641
		$ 899,641
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(4)(5)(6)	995	$ 0
Jubilee Enterprise PCL, Class A2(4)(5)(6)	795,141	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(4)(5)(6)	269	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(4)(5)(6)	21,114	$ 0
		$ 0
Total Common Stocks (identified cost $2,458,788)		$ 1,773,960

Eaton Vance
Senior Income Trust
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 5.7%
Security	Principal Amount (000's omitted)	Value
Airlines — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$135	$ 131,697
		$ 131,697
Automotive — 0.2%
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 9/15/32(1)	$260	$ 265,924
		$ 265,924
Building and Development — 0.1%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	$135	$ 135,155
		$ 135,155
Commercial Services — 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.875%, 6/15/30(1)	$260	$ 267,458
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	130	129,485
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	260	254,818
		$ 651,761
Computers — 0.2%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	$260	$ 270,182
		$ 270,182
Entertainment — 0.3%
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	$260	$ 270,344
		$ 270,344
Food Service — 0.3%
Chobani Holdco II LLC, 8.75%, (8.75% cash or 9.50% PIK), 10/1/29(1)(7)	$260	$ 276,183
		$ 276,183
Health Care — 0.4%
LifePoint Health, Inc., 5.375%, 1/15/29(1)	$135	$ 128,713
Team Health Holdings, Inc., 8.375%, 6/30/28(1)	260	265,829
		$ 394,542
Security	Principal Amount (000's omitted)	Value
Health Care Technology — 0.1%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$135	$ 134,011
		$ 134,011
Leisure Goods/Activities/Movies — 0.2%
Playtika Holding Corp., 4.25%, 3/15/29(1)	$260	$ 238,949
		$ 238,949
Media — 0.5%
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	$260	$ 267,039
Univision Communications, Inc., 9.375%, 8/1/32(1)	260	277,292
		$ 544,331
Metals/Mining — 0.3%
Compass Minerals International, Inc., 8.00%, 7/1/30(1)	$260	$ 271,967
		$ 271,967
Oil and Gas — 0.1%
Civitas Resources, Inc., 8.375%, 7/1/28(1)	$100	$ 103,780
		$ 103,780
Packaging & Containers — 0.5%
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	$260	$ 267,330
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	260	254,938
		$ 522,268
Pharmaceuticals — 0.5%
1261229 BC Ltd., 10.00%, 4/15/32(1)	$260	$ 266,719
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)	260	269,220
		$ 535,939
Pipelines — 0.6%
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	$260	$ 274,419
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	260	266,645
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	119	125,030
		$ 666,094
Software — 0.5%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	$260	$ 245,945
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	260	269,969
		$ 515,914

Eaton Vance
Senior Income Trust
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Telecommunications — 0.2%
Level 3 Financing, Inc., 4.50%, 4/1/30(1)	$260	$ 238,875
		$ 238,875
Total Corporate Bonds (identified cost $6,175,836)		$ 6,167,916

Preferred Stocks — 0.2%
Security	Shares	Value
Beverages — 0.1%
Citybrewing Topco LLC(4)(5)	18,535	$ 148,280
		$ 148,280
Technology — 0.1%
Cohesity Global, Inc.:
Series G(5)	1,574	$ 37,383
Series G1(5)	1,088	25,840
		$ 63,223
Total Preferred Stocks (identified cost $218,379)		$ 211,503

Senior Floating-Rate Loans — 136.0%(8)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 2.6%
Air Comm Corp. LLC:
Term Loan, 6.74% - 7.058%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 12/11/31	427	$ 428,457
Term Loan, 12/11/31(9)	21	20,834
HDI Aerospace Intermediate Holding III Corp., Term Loan, 8.828%, (3 mo. USD Term SOFR + 4.50%), 2/11/32	174	174,888
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(4)(10)	202	162,492
Kaman Corp.:
Term Loan, 6.544% - 6.699%, (3 mo. USD Term SOFR + 2.50%, 6 mo. USD Term SOFR + 2.50%), 2/26/32	456	454,818
Term Loan, 6.828%, (3 mo. USD Term SOFR + 2.50%), 2/26/32(9)	43	42,897
Novaria Holdings LLC, Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 6/6/31	347	347,450
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
TransDigm, Inc., Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 2/28/31		991	$ 991,876
Vista Management Holding, Inc., Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		173	174,694
			$ 2,798,406
Air Freight & Logistics — 0.7%
AIT Worldwide Logistics, Inc., Term Loan, 8.255%, (3 mo. USD Term SOFR + 4.00%), 4/8/30		372	$ 373,546
Stonepeak Nile Parent LLC, Term Loan, 4/9/32(11)		400	400,350
			$ 773,896
Airlines — 0.6%
American Airlines, Inc., Term Loan, 6.575%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		600	$ 599,540
			$ 599,540
Apparel & Luxury Goods — 0.7%
Gloves Buyer, Inc., Term Loan, 8.163%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		625	$ 608,594
Hanesbrands, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		149	150,112
			$ 758,706
Auto Components — 3.4%
Adient U.S. LLC, Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		317	$ 317,971
Autokiniton U.S. Holdings, Inc., Term Loan, 8.278%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		718	712,468
Clarios Global LP, Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		619	619,826
DexKo Global, Inc.:
Term Loan, 5.913%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	91	104,836
Term Loan, 5.913%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	134	153,959
Term Loan, 8.028%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		193	190,610
First Brands Group LLC, Term Loan, 3/30/27(11)		250	91,094
Garrett LX I SARL, Term Loan, 6.308%, (3 mo. USD Term SOFR + 2.00%), 1/30/32		337	337,353
LTI Holdings, Inc., Term Loan, 7.913%, (1 mo. USD Term SOFR + 3.75%), 7/29/29		495	500,039
RealTruck Group, Inc.:
Term Loan, 8.028%, (1 mo. USD Term SOFR + 3.75%), 1/31/28		485	441,639

Eaton Vance
Senior Income Trust
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
RealTruck Group, Inc.: (continued)
Term Loan, 9.278%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		197	$ 184,072
			$ 3,653,867
Automobiles — 0.7%
MajorDrive Holdings IV LLC:
Term Loan, 8.263%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		311	$ 304,272
Term Loan, 9.652%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		410	403,290
			$ 707,562
Beverages — 1.6%
Arterra Wines Canada, Inc., Term Loan, 7.763%, (3 mo. USD Term SOFR + 3.50%), 11/24/27		476	$ 464,623
Celsius Holdings, Inc., Term Loan, 7.291%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		200	200,248
City Brewing Co. LLC, Term Loan, 11.198%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		34	25,753
Primo Brands Corp., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		718	719,014
Sazerac Co., Inc., Term Loan, 6.70%, (1 mo. USD Term SOFR + 2.50%), 7/9/32		300	302,168
			$ 1,711,806
Biotechnology — 0.4%
Alltech, Inc., Term Loan, 8.528%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		442	$ 443,681
			$ 443,681
Broadline Retail — 0.8%
Peer Holding III BV:
Term Loan, 5.25%, (3 mo. EURIBOR + 3.25%), 11/26/31	EUR	150	$ 177,038
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		320	320,903
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		372	373,042
			$ 870,983
Building Products — 1.6%
Cornerstone Building Brands, Inc., Term Loan, 7.50%, (1 mo. USD Term SOFR + 3.25%), 4/12/28		443	$ 421,749
LBM Acquisition LLC:
Term Loan, 6/6/31(11)		125	121,914
Term Loan, 6/6/31(11)		125	124,777
Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products (continued)
MI Windows & Doors LLC, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		691	$ 694,675
Oscar AcquisitionCo LLC, Term Loan, 8.252%, (3 mo. USD Term SOFR + 4.25%), 4/29/29		352	330,052
			$ 1,693,167
Capital Markets — 6.4%
Advisor Group, Inc., Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 7/30/32		464	$ 463,831
AllSpring Buyer LLC, Term Loan, 6.813%, (3 mo. USD Term SOFR + 2.75%), 11/1/30		387	388,406
Aretec Group, Inc., Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 8/9/30		529	529,882
Citco Funding LLC, Term Loan, 6.806%, (3 mo. USD Term SOFR + 2.75%), 4/27/28		221	221,364
Edelman Financial Center LLC, Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 4/7/28		805	805,986
EIG Management Co. LLC, Term Loan, 9.166%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		112	111,756
FinCo I LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 6/27/29		343	342,574
Focus Financial Partners LLC, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 9/15/31		992	992,935
Franklin Square Holdings LP, Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		272	272,241
HighTower Holdings LLC, Term Loan, 7.071%, (3 mo. USD Term SOFR + 2.75%), 2/3/32		807	807,455
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 3/22/31		470	471,076
Mariner Wealth Advisors LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 12/31/30		170	170,685
NEXUS Buyer LLC, Term Loan, 7/31/31(11)		324	323,788
Orion Advisor Solutions, Inc., Term Loan, 7.569%, (3 mo. USD Term SOFR + 3.25%), 9/24/30		173	173,981
Saphilux SARL, Term Loan, 7/18/28(11)		575	578,053
Victory Capital Holdings, Inc., Term Loan, 9/23/32(11)		300	299,814
			$ 6,953,827
Chemicals — 5.5%
Aruba Investments Holdings LLC:
Term Loan, 5.913%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	239	$ 264,187
Term Loan, 8.263%, (1 mo. USD Term SOFR + 4.00%), 11/24/27		334	326,631
Charter NEX U.S., Inc., Term Loan, 6.925%, (1 mo. USD Term SOFR + 2.75%), 11/29/30		808	810,930

Eaton Vance
Senior Income Trust
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Discovery Purchaser Corp., Term Loan, 8.082%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		471	$ 469,197
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 5.913%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	75	80,380
Term Loan, 8.013%, (1 mo. USD Term SOFR + 3.75%), 3/14/30		122	108,193
Term Loan, 8.513%, (1 mo. USD Term SOFR + 4.25%), 4/2/29		366	332,329
INEOS U.S. Finance LLC:
Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		297	267,672
Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		711	646,239
Lonza Group AG, Term Loan, 8.027%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		246	223,067
Minerals Technologies, Inc., Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		149	149,247
Momentive Performance Materials, Inc., Term Loan, 8.163%, (1 mo. USD Term SOFR + 4.00%), 3/29/28		252	253,932
Nouryon Finance BV, Term Loan, 7.424%, (1 mo. USD Term SOFR + 3.25%), 4/3/28		172	172,304
Olympus Water U.S. Holding Corp., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		627	621,263
Rohm Holding GmbH, Term Loan, 9.697%, (6 mo. USD Term SOFR + 5.50%), 1/31/29		369	330,364
SCUR-Alpha 1503 GmbH, Term Loan, 9.808%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		146	135,189
Tronox Finance LLC, Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 4/4/29		646	588,319
W.R. Grace & Co.-Conn., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 8/19/32		200	200,834
			$ 5,980,277
Commercial Services & Supplies — 5.0%
Albion Financing 3 SARL, Term Loan, 7.215%, (3 mo. USD Term SOFR + 3.00%), 5/21/31		385	$ 386,831
Allied Universal Holdco LLC, Term Loan, 8/20/32(11)		750	753,668
Belfor Holdings, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 11/1/30		152	152,881
EnergySolutions LLC, Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		656	661,167
Foundever Worldwide Corp., Term Loan, 8.028%, (1 mo. USD Term SOFR + 3.75%), 8/28/28		368	187,365
Garda World Security Corp., Term Loan, 7.174%, (1 mo. USD Term SOFR + 3.00%), 2/1/29		784	786,434
Gategroup Fin Luxembourg SA, Term Loan, 6/10/32(11)		175	176,641
Borrower/Description	Principal Amount* (000's omitted)	Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc., Term Loan, 6.671%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	425	$ 425,425
Heritage-Crystal Clean, Inc., Term Loan, 7.885%, (1 mo. USD Term SOFR + 3.75%), 10/17/30	447	449,105
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 12/2/31	574	575,177
Monitronics International, Inc., Term Loan, 11.763%, (3 mo. USD Term SOFR + 7.50%), 6/30/28	216	216,548
MV Holding GmbH, Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 3/17/32	175	174,999
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30	248	247,178
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 10/24/31	174	175,359
		$ 5,368,778
Construction Materials — 1.4%
Quikrete Holdings, Inc.:
Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 3/19/29	965	$ 966,984
Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 2/10/32	498	497,754
		$ 1,464,738
Consumer Finance — 0.3%
CPI Holdco B LLC, Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	322	$ 321,750
		$ 321,750
Consumer Staples Distribution & Retail — 0.7%
Boots Group Bidco Ltd., Term Loan, 7.705%, (3 mo. USD Term SOFR + 3.50%), 8/30/32	625	$ 627,472
Cardenas Markets, Inc., Term Loan, 10.852%, (3 mo. USD Term SOFR + 6.75%), 8/1/29	122	104,274
		$ 731,746
Containers & Packaging — 1.9%
Altium Packaging LLC, Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 6/11/31	123	$ 121,335
Berlin Packaging LLC, Term Loan, 7.604%, (3 mo. USD Term SOFR + 3.25%), 6/7/31	511	513,111
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.338%, (1 mo. USD Term SOFR + 3.18%), 4/13/29	530	529,569
Owens-Illinois, Inc., Term Loan, 9/30/32(11)	300	299,813

Eaton Vance
Senior Income Trust
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.238%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		100	$ 10,875
Proampac PG Borrower LLC, Term Loan, 8.195% - 8.318%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR+ 4.00%), 9/15/28		369	371,044
Trivium Packaging BV, Term Loan, 6.413%, (1 mo. EURIBOR + 4.50%), 5/28/30	EUR	175	206,963
			$ 2,052,710
Distributors — 0.0%†
Phillips Feed Service, Inc., Term Loan, 11.263%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(4)		48	$ 29,591
			$ 29,591
Diversified Consumer Services — 3.1%
Ascend Learning LLC, Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		564	$ 563,876
Fugue Finance BV, Term Loan, 6.949%, (3 mo. USD Term SOFR + 2.75%), 1/9/32		594	596,066
KUEHG Corp., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 6/12/30		784	784,288
Lernen Bidco Ltd., Term Loan, 7.863%, (3 mo. USD Term SOFR + 3.50%), 10/27/31		149	149,654
Spring Education Group, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		492	494,712
Wand NewCo 3, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		715	713,868
			$ 3,302,464
Diversified Financial Services — 0.3%
Concorde Midco Ltd., Term Loan, 5.809%, (6 mo. EURIBOR + 3.50%), 3/1/30	EUR	250	$ 292,942
			$ 292,942
Diversified Telecommunication Services — 2.5%
Altice France SA, Term Loan, 9.818%, (3 mo. USD Term SOFR + 5.50%), 8/15/28		435	$ 421,788
Anuvu Holdings 2 LLC:
Term Loan, 12.126%, (3 mo. USD Term SOFR + 8.00%), 9/27/27(4)		195	194,946
Term Loan, 12.376%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(4)		525	9,655
Level 3 Financing, Inc., Term Loan, 7.416%, (1 mo. USD Term SOFR + 3.25%), 3/29/32		650	651,355
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc., Term Loan, 6.628%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		321	$ 319,297
Virgin Media Bristol LLC, Term Loan, 7.515%, (1 mo. USD Term SOFR + 3.25%), 1/31/29		1,075	1,075,828
			$ 2,672,869
Electric Utilities — 1.1%
Kohler Energy Co. LLC, Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		572	$ 574,079
MRP Buyer LLC:
Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		577	567,785
Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(9)		73	72,264
			$ 1,214,128
Electrical Equipment — 1.1%
Nvent Electric PLC, Term Loan, 7.155%, (1 mo. USD Term SOFR + 3.00%), 1/30/32		325	$ 326,880
WEC U.S. Holdings Ltd., Term Loan, 6.53%, (1 mo. USD Term SOFR + 2.25%), 1/27/31		842	842,724
			$ 1,169,604
Electronic Equipment, Instruments & Components — 2.1%
Chamberlain Group, Inc., Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 9/8/32		755	$ 756,642
Creation Technologies, Inc., Term Loan, 10.047%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		388	386,275
Ingram Micro, Inc., Term Loan, 6.248%, (3 mo. USD Term SOFR + 2.25%), 9/22/31		244	245,465
Verifone Systems, Inc., Term Loan, 9.82%, (3 mo. USD Term SOFR + 5.25%), 8/18/28		225	218,263
Verisure Holding AB, Term Loan, 5.00%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	375	442,217
Viavi Solutions, Inc., Term Loan, 6/15/32(11)		200	200,792
			$ 2,249,654
Energy Equipment & Services — 0.3%
Ameriforge Group, Inc., Term Loan, 15.28%, (1 mo. USD Term SOFR + 11.00%), 4.28% cash, 11.00% PIK, 12/31/25(4)		30	$ 4,026
PG Investment Co. 59 SARL, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 3/26/31		297	298,379
			$ 302,405

Eaton Vance
Senior Income Trust
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction — 2.6%
American Residential Services LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		263	$ 263,177
Artera Services LLC, Term Loan, 8.502%, (3 mo. USD Term SOFR + 4.50%), 2/15/31		123	110,543
Azuria Water Solutions, Inc.:
Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 5/17/28		422	422,889
Term Loan, 5/17/28(9)		19	19,529
Construction Partners, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		149	149,428
Crown Subsea Communications Holding, Inc., Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 1/30/31		600	604,575
Green Infrastructure Partners, Inc., Term Loan, 6.748%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		275	275,602
Northstar Group Services, Inc., Term Loan, 8.881%, (6 mo. USD Term SOFR + 4.75%), 5/31/30		667	671,896
Platea BC Bidco AB:
Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 4/3/31	EUR	188	222,027
Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 4/3/31(9)	EUR	38	44,405
			$ 2,784,071
Entertainment — 2.9%
Creative Artists Agency LLC, Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		697	$ 699,341
EOC Borrower LLC, Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 3/24/32		998	999,869
Pretzel Parent, Inc., Term Loan, 8.663%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		274	273,882
Varsity Brands, Inc., Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 8/26/31		499	499,436
Vue Entertainment International Ltd., Term Loan, 10.759%, (6 mo. EURIBOR + 8.50%), 2.359% cash, 8.40% PIK, 12/31/27	EUR	626	474,049
Vue International Bidco PLC, Term Loan, 10.259%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	149	174,924
			$ 3,121,501
Financial Services — 1.6%
NCR Atleos LLC, Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		160	$ 160,534
Nuvei Technologies Corp., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 11/17/31		149	149,444
Orion U.S. Finco, Inc., Term Loan, 5/20/32(11)		225	226,406
Planet U.S. Buyer LLC, Term Loan, 7.198%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		321	323,057
Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services (continued)
Stepstone Group Midco 2 GmbH, Term Loan, 8.608%, (3 mo. USD Term SOFR + 4.50%), 12/19/31		224	$ 213,496
Synechron, Inc., Term Loan, 8.058%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		249	248,128
Walker & Dunlop, Inc., Term Loan, 6.136%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		199	199,249
WEX, Inc., Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		249	248,050
			$ 1,768,364
Food Products — 1.7%
CHG PPC Parent LLC, Term Loan, 7.278%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		121	$ 120,886
Del Monte Foods, Inc.:
DIP Loan, 13.774%, (1 mo. USD Term SOFR + 9.50%), 4/2/26		140	134,627
Term Loan, 0.00%, 8/2/28(10)		42	21,360
Term Loan, 0.00%, 8/2/28(10)		37	18,985
Term Loan, 13.75% - 13.774%, (1 mo. USD Term SOFR + 9.50%, 1 mo. USD Term SOFR + 9.60%), 4/2/26		194	162,022
Term Loan - Second Lien, 0.00%, 8/2/28(10)		294	16,903
Newly Weds Foods, Inc., Term Loan, 6.386%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		349	349,635
Nomad Foods U.S. LLC, Term Loan, 6.535%, (6 mo. USD Term SOFR + 2.50%), 11/12/29		588	589,460
United Petfood Finance BV, Term Loan, 4.577%, (6 mo. EURIBOR + 2.50%), 2/26/32	EUR	350	411,797
			$ 1,825,675
Gas Utilities — 0.8%
CQP Holdco LP, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 12/31/30		901	$ 902,323
			$ 902,323
Ground Transportation — 0.3%
Student Transportation of America Holdings, Inc.:
Term Loan, 7.253%, (3 mo. USD Term SOFR + 3.25%), 6/24/32		256	$ 257,026
Term Loan, 7.564%, (3 mo. USD Term SOFR + 3.25%), 6/24/32		18	18,405
			$ 275,431
Health Care Equipment & Supplies — 1.2%
Bausch & Lomb Corp., Term Loan, 8.413%, (1 mo. USD Term SOFR + 4.25%), 1/15/31		499	$ 499,685

Eaton Vance
Senior Income Trust
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies (continued)
Journey Personal Care Corp., Term Loan, 7.913%, (1 mo. USD Term SOFR + 3.75%), 3/1/28		414	$ 412,229
Medline Borrower LP, Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 10/23/30		440	439,909
			$ 1,351,823
Health Care Providers & Services — 8.3%
AEA International Holdings (Lux) SARL, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		557	$ 557,288
Cano Health LLC, Term Loan, 13.502%, (3 mo. USD Term SOFR + 9.50%), 6/28/29		207	175,795
CCRR Parent, Inc., Term Loan, 8.71%, (3 mo. USD Term SOFR + 4.25%), 3/6/28		677	230,187
CNT Holdings I Corp., Term Loan, 6.558%, (3 mo. USD Term SOFR + 2.25%), 11/8/32		672	672,617
Electron BidCo, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 11/1/28		194	194,605
Ensemble RCM LLC, Term Loan, 7.308%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		321	322,185
Global Medical Response, Inc., Term Loan, 10/1/32(11)		400	400,572
Hanger, Inc.:
Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		331	331,679
Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(9)		43	42,888
Heartland Dental LLC, Term Loan, 7.913%, (1 mo. USD Term SOFR + 3.75%), 8/25/32		349	348,952
IVC Acquisition Ltd.:
Term Loan, 6.029%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	400	472,776
Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		270	271,606
MDVIP, Inc., Term Loan, 6.885%, (1 mo. USD Term SOFR + 2.75%), 10/14/31		150	150,233
MED ParentCo LP, Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 4/15/31		348	349,363
Midwest Physician Administrative Services LLC, Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		249	232,417
National Mentor Holdings, Inc.:
Term Loan, 7.852% - 8.013%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR+ 3.75%), 3/2/28		574	573,054
Term Loan, 7.852%, (3 mo. USD Term SOFR + 3.75%), 3/2/28		17	16,520
Pacific Dental Services LLC, Term Loan, 6.643%, (1 mo. USD Term SOFR + 2.50%), 3/15/31		321	321,013
Phoenix Guarantor, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		443	444,044
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Radnet Management, Inc., Term Loan, 6.448%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		198	$ 197,966
Raven Acquisition Holdings LLC:
Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		418	418,236
Term Loan, 11/19/31(9)		30	30,024
Reverb Buyer, Inc., Term Loan, 7.908%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		630	484,936
Select Medical Corp., Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		273	273,792
Surgery Center Holdings, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 12/19/30		636	636,895
Synlab Bondco PLC:
Term Loan, 4.551%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	150	176,085
Term Loan, 5.694%, (3 mo. EURIBOR + 3.75%), 4/16/31	EUR	150	176,695
TTF Holdings LLC, Term Loan, 7.794%, (6 mo. USD Term SOFR + 3.75%), 7/18/31		85	80,301
U.S. Anesthesia Partners, Inc., Term Loan, 8.645%, (1 mo. USD Term SOFR + 4.25%), 10/1/28		397	396,838
			$ 8,979,562
Health Care Technology — 4.6%
athenahealth Group, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		773	$ 772,293
Certara LP, Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 6/26/31		462	464,567
Cotiviti Corp., Term Loan - Second Lien, 7.03%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		998	981,291
Imprivata, Inc., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		1,037	1,042,537
PointClickCare Technologies, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		462	463,290
Press Ganey Holdings, Inc., Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 4/30/31		421	420,102
Project Ruby Ultimate Parent Corp., Term Loan, 7.028%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		528	528,991
Symplr Software, Inc., Term Loan, 8.908%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		280	252,147
			$ 4,925,218
Hotels, Restaurants & Leisure — 5.5%
Betclic Everest Group, Term Loan, 6.093%, (3 mo. EURIBOR + 3.25%), 12/10/31	EUR	125	$ 148,087
Caesars Entertainment, Inc., Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		640	639,584

Eaton Vance
Senior Income Trust
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC, Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 1/27/29	881	$ 880,739
Flutter Financing BV, Term Loan, 5.752%, (3 mo. USD Term SOFR + 1.75%), 11/30/30	437	436,494
Herschend Entertainment Co. LLC, Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 5/27/32	150	150,373
Horizon U.S. Finco LP, Term Loan, 8.808%, (3 mo. USD Term SOFR + 4.50%), 10/31/31	544	535,876
IRB Holding Corp., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	346	346,096
Ontario Gaming GTA LP, Term Loan, 8.24%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	419	409,518
Scientific Games Holdings LP, Term Loan, 7.286%, (3 mo. USD Term SOFR + 3.00%), 4/4/29	594	589,788
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 12/4/31	709	708,918
Turquoise Topco Ltd., Term Loan, 8/13/32(11)	325	325,611
Voyager Parent LLC, Term Loan, 8.752%, (3 mo. USD Term SOFR + 4.75%), 7/1/32	775	777,523
		$ 5,948,607
Household Durables — 2.1%
ACProducts, Inc., Term Loan, 8.513%, (3 mo. USD Term SOFR + 4.25%), 5/17/28	405	$ 340,022
Libbey Glass, Inc., Term Loan, 10.964%, (3 mo. USD Term SOFR + 6.50%), 11/22/27	281	271,619
Madison Safety & Flow LLC, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 9/26/31	186	186,445
PHRG Intermediate LLC, Term Loan, 8.002%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	274	274,084
Serta Simmons Bedding LLC:
Term Loan, 11.616%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	695	654,551
Term Loan, 11.94%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	75	75,547
Somnigroup International, Inc., Term Loan, 6.37%, (1 mo. USD Term SOFR + 2.25%), 10/24/31	412	415,222
		$ 2,217,490
Household Products — 0.3%
Kronos Acquisition Holdings, Inc., Term Loan, 8.002%, (3 mo. USD Term SOFR + 4.00%), 7/8/31	495	$ 366,842
		$ 366,842
Independent Power and Renewable Electricity Producers — 1.4%
Cogentrix Finance Holdco I LLC, Term Loan, 2/26/32(11)	700	$ 701,939
Borrower/Description	Principal Amount* (000's omitted)		Value
Independent Power and Renewable Electricity Producers (continued)
Invenergy Thermal Operating I LLC:
Term Loan, 7.543%, (3 mo. USD Term SOFR + 3.50%), 5/17/32		19	$ 18,929
Term Loan, 7.734%, (3 mo. USD Term SOFR + 3.50%), 5/17/32		262	264,782
Talen Energy Supply LLC, Term Loan, 6.733%, (3 mo. USD Term SOFR + 2.50%), 12/15/31		499	500,043
			$ 1,485,693
Insurance — 4.4%
Acrisure LLC, Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		798	$ 797,619
Alera Group, Inc., Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 5/31/32		575	577,792
Alliant Holdings Intermediate LLC, Term Loan, 6.666%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		615	613,510
AmWINS Group, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 1/30/32		156	155,700
Broadstreet Partners, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 6/13/31		593	593,893
Ryan Specialty Group LLC, Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 9/15/31		347	347,919
Siaci Saint Honore, Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 7/26/32	EUR	325	383,930
Trucordia Insurance Holdings LLC, Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		400	401,500
Truist Insurance Holdings LLC:
Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		230	230,198
Term Loan - Second Lien, 8.752%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		132	134,232
USI, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		494	493,656
			$ 4,729,949
Interactive Media & Services — 1.3%
Arches Buyer, Inc., Term Loan, 7.513%, (1 mo. USD Term SOFR + 3.25%), 12/6/27		778	$ 779,677
X Corp., Term Loan, 10.958%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		649	637,826
			$ 1,417,503
IT Services — 4.8%
Asurion LLC:
Term Loan, 8.263%, (1 mo. USD Term SOFR + 4.00%), 8/19/28		494	$ 495,216
Term Loan - Second Lien, 9.528%, (1 mo. USD Term SOFR + 5.25%), 1/31/28		750	732,187

Eaton Vance
Senior Income Trust
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Asurion LLC: (continued)
Term Loan - Second Lien, 9.528%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		325	$ 311,842
Endure Digital, Inc., Term Loan, 7.838%, (1 mo. USD Term SOFR + 3.50%), 2/10/28		970	702,975
Gainwell Acquisition Corp., Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		422	415,646
Go Daddy Operating Co. LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 11/9/29		492	491,968
NAB Holdings LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		776	751,828
Nielsen Consumer, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 10/31/30		349	348,853
Plano HoldCo, Inc., Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		149	146,265
Rackspace Finance LLC:
Term Loan, 10.54%, (1 mo. USD Term SOFR + 6.25%), 5/15/28		189	192,028
Term Loan - Second Lien, 7.04%, (1 mo. USD Term SOFR + 2.75%), 5/15/28		276	124,464
Sedgwick Claims Management Services, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		496	496,173
			$ 5,209,445
Leisure Products — 0.6%
Recess Holdings, Inc., Term Loan, 8.069%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		666	$ 669,547
			$ 669,547
Life Sciences Tools & Services — 1.7%
Loire Finco Luxembourg SARL:
Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 1/21/30	EUR	225	$ 265,301
Term Loan, 8.308%, (3 mo. USD Term SOFR + 4.00%), 1/21/30		143	143,246
Parexel International Corp., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 11/15/28		598	599,678
Sotera Health Holdings LLC, Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		803	804,745
			$ 1,812,970
Machinery — 8.3%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.002%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		149	$ 149,250
AI Aqua Merger Sub, Inc., Term Loan, 7.28%, (1 mo. USD Term SOFR + 3.00%), 7/31/28		584	585,400
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
American Trailer World Corp., Term Loan, 8.013%, (1 mo. USD Term SOFR + 3.75%), 3/3/28		255	$ 230,681
Apex Tool Group LLC:
Term Loan, 14.458%, (3 mo. USD Term SOFR + 10.00%), 7.50% cash, 6.958% PIK, 2/8/30		210	156,175
Term Loan - Second Lien, 9.708%, (3 mo. USD Term SOFR + 5.25%), 2/8/29		88	73,451
Astro Acquisition LLC, Term Loan, 7.122%, (6 mo. USD Term SOFR + 3.25%), 8/30/32		200	201,126
Barnes Group, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 1/27/32		398	398,925
Cleanova U.S. Holdings LLC, Term Loan, 8.808%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		175	175,000
Conair Holdings LLC, Term Loan, 8.028%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		576	366,480
CPM Holdings, Inc., Term Loan, 8.78%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		492	491,942
Crown Equipment Corp., Term Loan, 6.53%, (1 mo. USD Term SOFR + 2.25%), 10/10/31		1	752
Cube Industrials Buyer, Inc., Term Loan, 7.582%, (3 mo. USD Term SOFR + 3.25%), 10/17/31		424	426,762
EMRLD Borrower LP:
Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31		272	271,370
Term Loan, 6.449%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		213	212,888
Engineered Machinery Holdings, Inc., Term Loan, 7.763%, (3 mo. USD Term SOFR + 3.50%), 5/19/28		936	942,738
Filtration Group Corp., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 10/21/28		169	169,843
Gates Global LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 6/4/31		693	692,948
Icebox Holdco III, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		590	594,753
Madison IAQ LLC, Term Loan, 6.702%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		245	245,385
Pro Mach Group, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 8/31/28		295	295,630
Roper Industrial Products Investment Co. LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 11/22/29		540	541,208
SPX Flow, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 4/5/29		444	446,064
TK Elevator Midco GmbH:
Term Loan, 5.333%, (6 mo. EURIBOR + 3.25%), 4/30/30	EUR	400	472,459
Term Loan, 7.197%, (6 mo. USD Term SOFR + 3.00%), 4/30/30		411	412,469

Eaton Vance
Senior Income Trust
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Zephyr German BidCo GmbH, Term Loan, 5.098%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	300	$ 353,316
			$ 8,907,015
Media — 1.2%
ABG Intermediate Holdings 2 LLC:
Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 12/21/28		566	$ 565,570
Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		174	174,089
Charter Communications Operating LLC, Term Loan, 6.541%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		174	173,813
Fleet Midco I Ltd., Term Loan, 6.542%, (6 mo. USD Term SOFR + 2.50%), 2/21/31		181	181,457
Gray Television, Inc., Term Loan, 7.395%, (1 mo. USD Term SOFR + 3.00%), 12/1/28		129	129,685
Hubbard Radio LLC, Term Loan, 8.663%, (1 mo. USD Term SOFR + 4.50%), 9/30/27		178	98,937
			$ 1,323,551
Metals/Mining — 0.6%
Arsenal AIC Parent LLC, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 8/19/30		416	$ 416,895
PMHC II, Inc., Term Loan, 8.728%, (3 mo. USD Term SOFR + 4.25%), 4/23/29		213	172,258
WireCo WorldGroup, Inc., Term Loan, 8.082%, (3 mo. USD Term SOFR + 3.75%), 11/13/28		107	105,312
			$ 694,465
Oil, Gas & Consumable Fuels — 2.1%
Epic Crude Services LP, Term Loan, 6.828%, (3 mo. USD Term SOFR + 2.50%), 10/15/31		163	$ 163,286
Freeport LNG Investments LLLP, Term Loan, 7.575%, (3 mo. USD Term SOFR + 3.25%), 12/21/28		331	332,049
Hilcorp Energy I LP, Term Loan, 6.15%, (1 mo. USD Term SOFR + 2.00%), 2/11/30		249	249,475
ITT Holdings LLC, Term Loan, 6.638%, (1 mo. USD Term SOFR + 2.48%), 10/11/30		245	245,486
Matador Bidco SARL, Term Loan, 8.513%, (1 mo. USD Term SOFR + 4.25%), 7/30/29		607	612,187
Natgasoline LLC, Term Loan, 9.502%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		148	150,285
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.25%), 10/5/28		239	239,561
Borrower/Description	Principal Amount* (000's omitted)	Value
Oil, Gas & Consumable Fuels (continued)
Oxbow Carbon LLC, Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	138	$ 138,820
Whitewater Matterhorn Holdings LLC, Term Loan, 6.313%, (3 mo. USD Term SOFR + 2.25%), 6/16/32	150	150,094
		$ 2,281,243
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 2/14/31	246	$ 246,845
		$ 246,845
Pharmaceuticals — 0.8%
Amneal Pharmaceuticals LLC, Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 8/1/32	175	$ 175,145
Bausch Health Cos., Inc., Term Loan, 10.413%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	249	246,335
Jazz Financing Lux SARL, Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	464	465,149
		$ 886,629
Professional Services — 7.0%
AAL Delaware Holdco, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 7/30/31	422	$ 423,917
Amspec Parent LLC:
Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 12/22/31	497	500,428
Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 12/22/31(9)	77	77,105
Camelot U.S. Acquisition LLC, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 1/31/31	395	392,727
Citrin Cooperman Advisors LLC:
Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 4/1/32	376	374,643
Term Loan, 4/1/32(9)	24	24,171
CohnReznick LLP:
Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 3/31/32	182	182,820
Term Loan, 3/31/32(9)	42	42,426
CoreLogic, Inc., Term Loan, 7.778%, (1 mo. USD Term SOFR + 3.50%), 6/2/28	485	485,758
EAB Global, Inc., Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 8/16/30	785	766,852
Employbridge Holding Co.:
Term Loan, 9.502%, (3 mo. USD Term SOFR + 5.50%), 1/19/30	347	225,592
Term Loan - Second Lien, 9.013%, (3 mo. USD Term SOFR + 4.75%), 1/19/30	546	96,495

Eaton Vance
Senior Income Trust
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
First Advantage Holdings LLC, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 10/31/31		441	$ 431,137
Galaxy Bidco Ltd., Term Loan, 6.042%, (6 mo. EURIBOR + 4.00%), 12/19/29	EUR	200	237,029
Grant Thornton Advisors LLC, Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 6/2/31		619	615,803
Highspring Holdings LLC, Term Loan, 9.152%, (3 mo. USD Term SOFR + 5.00%), 1/21/29		489	422,098
iSolved, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		148	148,389
Mermaid Bidco, Inc., Term Loan, 7.571%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		598	598,614
Neptune Bidco U.S., Inc., Term Loan, 9.429%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		587	559,817
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.269%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	425	503,358
Tempo Acquisition LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 8/31/28		399	390,853
			$ 7,500,032
Real Estate Management & Development — 1.0%
Greystar Real Estate Partners LLC, Term Loan, 6.814%, (3 mo. USD Term SOFR + 2.50%), 8/21/30		1,059	$ 1,061,706
			$ 1,061,706
Road & Rail — 0.4%
First Student Bidco, Inc.:
Term Loan, 6.711%, (3 mo. USD Term SOFR + 2.50%), 8/15/30		214	$ 214,301
Term Loan, 6.711%, (3 mo. USD Term SOFR + 2.50%), 8/15/30		66	65,719
Hertz Corp., Term Loan, 8.064%, (3 mo. USD Term SOFR + 3.75%), 6/30/28		197	176,162
			$ 456,182
Semiconductors & Semiconductor Equipment — 0.1%
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(10)		199	$ 78,485
			$ 78,485
Software — 14.6%
Applied Systems, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 2/24/31		196	$ 196,429
Astra Acquisition Corp.:
Term Loan, 0.00%, 2/25/28(10)		152	35,072
Term Loan, 0.00%, 10/25/28(10)		213	2,622
Term Loan, 0.00%, 10/25/29(10)		329	9,050
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Avalara, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 3/26/32		125	$ 124,878
Boost Newco Borrower LLC, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		844	845,833
Boxer Parent Co., Inc.:
Term Loan, 5.532%, (3 mo. EURIBOR + 3.50%), 7/30/31	EUR	119	140,160
Term Loan, 7.199%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		953	952,582
Central Parent, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 7/6/29		565	490,146
Cloudera, Inc.:
Term Loan, 8.013%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		496	489,069
Term Loan - Second Lien, 10.263%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		200	183,500
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(12)		43	44,533
Constant Contact, Inc., Term Loan, 8.579%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		395	367,678
Dragon Buyer, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 9/30/31		397	397,931
Drake Software LLC, Term Loan, 8.413%, (1 mo. USD Term SOFR + 4.25%), 6/26/31		407	407,144
ECI Macola Max Holding LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		621	622,074
Epicor Software Corp., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		969	971,290
Fiserv Investment Solutions, Inc., Term Loan, 8.204%, (3 mo. USD Term SOFR + 4.00%), 2/18/27		439	436,250
Marcel LUX IV SARL, Term Loan, 7.37%, (1 mo. USD Term SOFR + 3.00%), 11/12/30		372	373,125
McAfee LLC, Term Loan, 7.223%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		681	652,373
OceanKey (U.S.) II Corp., Term Loan, 7.763%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		418	418,803
OID-OL Intermediate I LLC:
Term Loan, 8.708%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		360	302,959
Term Loan, 10.308%, (3 mo. USD Term SOFR + 6.00%), 2/1/29		88	90,955
Open Text Corp., Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		410	409,885
Project Alpha Intermediate Holding, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 10/26/30		499	500,696
Project Boost Purchaser LLC, Term Loan, 7.068%, (3 mo. USD Term SOFR + 2.75%), 7/16/31		471	470,675
Proofpoint, Inc., Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 8/31/28		963	967,815

Eaton Vance
Senior Income Trust
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Quartz Acquireco LLC, Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 6/28/30		713	$ 712,371
RealPage, Inc.:
Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		793	791,740
Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		124	124,927
Sabre GLBL, Inc.:
Term Loan, 8.513%, (1 mo. USD Term SOFR + 4.25%), 6/30/28		86	80,784
Term Loan, 10.263%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		482	455,627
SkillSoft Corp., Term Loan, 9.53%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		293	261,967
SolarWinds Holdings, Inc., Term Loan, 8.026%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		600	590,250
UKG, Inc., Term Loan, 6.81%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		1,305	1,305,653
Veritas U.S., Inc., Term Loan, 16.502%, (3 mo. USD Term SOFR + 12.50%), 12.002% cash, 4.50% PIK, 12/9/29		124	126,093
Vision Solutions, Inc., Term Loan, 8.57%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		465	450,676
			$ 15,803,615
Specialty Retail — 4.1%
Apro LLC, Term Loan, 7.942%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		372	$ 372,025
Boels Topholding BV, Term Loan, 4.629%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	237	279,784
EG America LLC, Term Loan, 7.699%, (3 mo. USD Term SOFR + 3.50%), 2/7/28		399	401,813
Great Outdoors Group LLC, Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		1,239	1,239,884
Harbor Freight Tools USA, Inc., Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		594	584,318
Homeserve USA Holding Corp., Term Loan, 6.135%, (1 mo. USD Term SOFR + 2.00%), 10/21/30		271	270,565
Les Schwab Tire Centers, Term Loan, 6.663% - 6.699%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		583	582,013
LIDS Holdings, Inc., Term Loan, 9.736%, (1 mo. USD Term SOFR + 5.50%), 12/14/26		10	10,354
Mavis Tire Express Services Corp., Term Loan, 7.199%, (3 mo. USD Term SOFR + 3.00%), 5/4/28		398	398,414
Speedster Bidco GmbH, Term Loan, 7.24%, (3 mo. USD Term SOFR + 3.25%), 12/10/31		249	249,685
			$ 4,388,855
Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors — 3.7%
CD&R Hydra Buyer, Inc., Term Loan, 8.263%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		369	$ 367,453
DXP Enterprises, Inc., Term Loan, 7.913%, (1 mo. USD Term SOFR + 3.75%), 10/11/30		196	197,388
Foundation Building Materials Holding Co. LLC, Term Loan, 8.308%, (3 mo. USD Term SOFR + 4.00%), 1/29/31		296	296,448
Kodiak Building Partners, Inc., Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 12/4/31		136	135,572
Paint Intermediate III LLC, Term Loan, 7.242%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		149	149,306
Park River Holdings, Inc., Term Loan, 7.802%, (3 mo. USD Term SOFR + 3.25%), 12/28/27		598	599,185
Patagonia Bidco Ltd., Term Loan, 9.467%, (3 mo. GBP SONIA + 5.25%), 11/1/28	GBP	300	363,022
Quimper AB, Term Loan, 5.703%, (3 mo. EURIBOR + 3.75%), 3/29/30	EUR	125	148,143
Spin Holdco, Inc., Term Loan, 8.393%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		704	592,721
White Cap Buyer LLC, Term Loan, 7.416%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		861	862,087
Windsor Holdings III LLC, Term Loan, 6.916%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		319	319,272
			$ 4,030,597
Transportation Infrastructure — 1.0%
Brown Group Holding LLC, Term Loan, 6.913% - 7.058%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 7/1/31		619	$ 621,187
KKR Apple Bidco LLC, Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 9/23/31		493	493,014
			$ 1,114,201
Total Senior Floating-Rate Loans (identified cost $150,366,389)			$146,684,532

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(4)(5)	1,346	$ 0
Total Warrants (identified cost $0)		$ 0

Eaton Vance
Senior Income Trust
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.0%
Security	Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings LLC(4)	200,340	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 2.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(13)	2,770,681	$ 2,770,681
Total Short-Term Investments (identified cost $2,770,681)		$ 2,770,681
Total Investments — 153.8% (identified cost $170,235,980)		$165,878,515
Less Unfunded Loan Commitments — (0.3)%		$ (312,563)
Net Investments — 153.5% (identified cost $169,923,417)		$165,565,952
Other Assets, Less Liabilities — (53.5)%		$(57,716,861)
Net Assets Applicable to Common Shares — 100.0%		$107,849,091
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $14,437,839 or 13.4% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2025.
(3)	When-issued, variable rate security whose interest rate will be determined after September 30, 2025.
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At September 30, 2025, the total value of unfunded loan commitments is $314,351.
(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(11)	This Senior Loan will settle after September 30, 2025, at which time the interest rate will be determined.
(12)	Fixed-rate loan.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,661,930	EUR	3,122,551	Standard Chartered Bank	10/2/25	$ —	$ (4,104)
USD	3,676,270	EUR	3,122,551	Standard Chartered Bank	11/4/25	2,900	—
USD	734,549	EUR	625,698	Australia and New Zealand Banking Group Limited	11/28/25	—	(2,493)
USD	594,589	EUR	506,370	HSBC Bank USA, N.A.	11/28/25	—	(1,890)
USD	735,053	EUR	625,698	HSBC Bank USA, N.A.	11/28/25	—	(1,990)
USD	877,072	EUR	747,102	State Street Bank and Trust Company	11/28/25	—	(2,978)

Eaton Vance
Senior Income Trust
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	660,023	GBP	488,573	HSBC Bank USA, N.A.	11/28/25	$2,835	$ —
USD	17,363	GBP	12,714	Standard Chartered Bank	11/28/25	262	—
USD	1,006,678	EUR	852,552	Deutsche Bank AG	12/31/25	562	—
USD	999,776	EUR	847,991	Deutsche Bank AG	12/31/25	—	(958)
USD	838,683	EUR	710,461	State Street Bank and Trust Company	12/31/25	253	—
						$6,812	$(14,413)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
At September 30, 2025, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At September 30, 2025, the value of the Trust's investment in funds that may be deemed to be affiliated was $2,770,681, which represents 2.6% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,704,749	$19,144,994	$(18,079,062)	$ —	$ —	$2,770,681	$38,200	2,770,681
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Senior Income Trust
September 30, 2025
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 8,269,923	$ —	$ 8,269,923
Common Stocks	16,353	1,757,607	0	1,773,960
Corporate Bonds	—	6,167,916	—	6,167,916
Preferred Stocks	—	63,223	148,280	211,503
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	145,971,259	400,710	146,371,969
Warrants	—	—	0	0
Miscellaneous	—	—	0	0
Short-Term Investments	2,770,681	—	—	2,770,681
Total Investments	$2,787,034	$162,229,928	$548,990	$165,565,952
Forward Foreign Currency Exchange Contracts	$ —	$ 6,812	$ —	$ 6,812
Total	$2,787,034	$162,236,740	$548,990	$165,572,764
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (14,413)	$ —	$ (14,413)
Total	$ —	$ (14,413)	$ —	$ (14,413)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2025 is not presented.
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.